Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Payments under Non-Cancelable Operating Leases
Future minimum payments under
non-cancelable
operating leases for office rental consist of the following as of December 31, 2021:

	RMB	US$
Year ending December 31:
2022	15,710,485	2,465,318
2023	14,124,342	2,216,417
2024	13,873,588	2,177,069
2025	13,459,582	2,112,102
2026	13,459,582	2,112,102
2027 and after	48,629,836	7,631,082

Total	119,257,415	18,714,090